                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06515

Morgan Stanley Flexible Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                   (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: April 30, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Flexible Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six-month period ended April 30, 2005

Total Return for the Six Months Ended April 30, 2005

Class A	Class B	Class C	Class D	Lehman Brothers Intermediate U.S. Gov't./ Credit Index[1]	Lipper Multi-Sector Income Funds Index[2]
1.39%	1.02%	1.02%	1.61%	0.03%	1.53%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

As the reporting period began, investor anxiety about economic softness was abating. In November, an increase in the federal funds rate (the fourth of 2004) and a surprisingly strong gain in non-farm payrolls combined with unexpectedly robust increases in producer and consumer price indices to push rates higher. Throughout the period, the Federal Open Market Committee (the Fed) continued to raise the federal funds rate, to 2.75 percent at the end of the reporting period. As the Fed indicated that the prevailing rate was still well below its equilibrium level, the market anticipated additional increases.

Against this backdrop, the yield curve continued to flatten, with much of the change occurring in the first three months of 2005. Short- and intermediate-term yields rose across the U.S. Treasury curve, while longer-term yields declined.

Performance among U.S. government and mortgage sectors varied during the period. Treasuries and agencies posted the least impressive performance among the major fixed-income sectors, due to their relative lack of yield and greater sensitivity to changes in interest rates. Higher coupon mortgage-backed securities, which tend to be less sensitive to rising interest rates, outperformed their lower-coupon peers during the period.

Generally, corporate issues performed well due to investors' desire for higher-yielding securities. Nevertheless, corporate yield spreads widened during the first four months of the year, most notably within the auto sector.

Continued positive fundamentals and low default rates helped high-yield bonds close 2004 on a positive note, with CCC-rated issues outperforming BB- and B-rated issues. In contrast to the first half of the period, the lower-rated segment of the high-yield market underperformed higher-rated securities.

Performance Analysis

Morgan Stanley Flexible Income Trust outperformed the Lehman Brothers Intermediate U.S. Government/Credit Index for the six months ended April 30, 2005, assuming no deduction of applicable sales charges. For the same period, the Fund's A, B and C shares underperformed the Lipper Multi-Sector Income Index while its D shares slightly outperformed the Lipper Index, again assuming no deduction of applicable sales charges.

The Fund's mortgage position had a positive impact on performance relative to Lehman Brothers Intermediate U.S. Government/Credit Index. The Fund's emphasis on higher-coupon, slow-prepaying mortgage issues benefited the Fund as rates rose during the bulk of the period. Due in part to this focus, the Fund was less susceptible to market volatility as interest rates rose.

Within the corporate sector, the Fund benefited from its positions in insurance company debt, which outperformed during the period. Strong security selection in the paper and energy sectors also helped overall performance. During the later part of the period, a focus on medium-rated issues benefited performance as lower quality bonds underperformed. Additionally, a neutral weighting in the auto sector benefited relative performance as spreads within the sector widened.

The Fund's performance was hindered by its allocation to high-yield and emerging markets debt. These sectors underperformed other investment-grade credits during the latter part of the period.

We kept the Fund's overall interest-rate exposure well below that of its benchmark during the period. This positioning was advantageous as interest rates rose across the short- and intermediate-portions of the curve. However, we note that during period of rate declines, this strategy may hinder relative performance.

There is no guarantee that any sectors mentioned will continue to perform well or be held by the Fund in the future.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., will allocate the Fund's securities investments among the following asset classes or market segments: (1) investment grade global securities, (2) mortgage-backed securities and U.S. government securities, (3) high yield securities and (4) emerging market securities. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate and there are no percentage limitations with respect to the amount of the Fund's assets that may be invested in any such asset class or market segment other than those relating to high yield and emerging market debt securities. The Investment Adviser has the flexibility to select any combination of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders

PORTFOLIO COMPOSITION
Corporate Bonds	35.5%
U.S. Government Agencies and Obligations	33.5
Foreign Bonds	22.2
Short-Term Investments	7.5
Other Securities	1.3

LONG-TERM CREDIT ANALYSIS
AAA	38.5%
AA	4.3
A	3.2
BBB	12.5
BB	15.9
B	24.6
NR	1.0

Data as of April 30, 2005. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments. All percentages for long-term credit analysis are for total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures

A description of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities and (2) how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available without charge, by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 A.M. to 8:00 P.M., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended April 30, 2005

	Class A Shares* (since 07/28/97)		Class B Shares** (since 04/09/92)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	DINAX		DINBX		DINCX		DINDX
1 Year	6.89%	[3]	6.18%	[3]	6.19%	[3]	7.24%	[3]
	2.35	[4]	1.21	[4]	5.20	[4]	—
5 Years	3.23	[3]	2.58	[3]	2.59	[3]	3.46	[3]
	2.34	[4]	2.29	[4]	2.59	[4]	—
10 Years	—		3.21	[3]	—		—
	—		3.21	[4]	—		—
Since Inception	2.47	[3]	3.86	[3]	1.82	[3]	2.72	[3]
	1.90	[4]	3.86	[4]	1.82	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Lehman Brothers Intermediate U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Sector Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Sector Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/04 – 04/30/05.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD*
	11/01/04	04/30/05	11/01/04- 04/30/05
Class A
Actual (1.39% return)	$1,000.00	$1,013.90	$4.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.73	$4.11
Class B
Actual (1.02% return)	$1,000.00	$1,010.20	$7.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.21	$7.65
Class C
Actual (1.02% return)	$1,000.00	$1,010.20	$7.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.21	$7.65
Class D
Actual (1.61% return)	$1,000.00	$1,016.10	$3.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.42	$3.41

*	Expenses are equal to the Fund's annualized expense ratio of 0.82%, 1.53%, 1.53% and 0.68% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Fund's performance for one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for all three periods. The Board discussed with the Adviser possible steps to improve performance. The Adviser informed the Board that the Fund's relative performance was hindered during a period of declining interest rates due to the defensive positioning of the Fund's portfolio and that the Fund's investment policy, which limits investments in high yield securities, hurt performance relative to the Fund's performance peer group as high yielding issues outperformed their investment grade counterparts. The Board concluded that the relative underperformance was understandable in view of the defensive positioning with its corresponding lower risk of the Fund's investments and the Adviser's adherence to the Fund's investment policy.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for this Fund; and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the management fee and total expenses were competitive with those of the Fund's expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board also reviewed the level of the Fund's management fee and concluded that the fee, compared to the Fund's expense peer group, was sufficiently low that, in effect, economies of scale were built into the management fee structure.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from its relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Government & Corporate Bonds (94.0%)
	Foreign (22.8%)
	Argentina (0.5%)
	Government Obligations
$1,060	Republic of Argentina (c)	3.53%		04/10/50	$312,700
994	Republic of Argentina (c)	6.00		03/31/23	581,459
90	Republic of Argentina (c)	11.375		03/15/10	26,550
135	Republic of Argentina (c)	11.375		01/30/17	39,825
70	Republic of Argentina (c)	11.75		06/15/15	20,300
2,250	Republic of Argentina (c)	11.75		04/07/09	663,750
320	Republic of Argentina (c)	12.125		05/21/05	94,402
	Total Argentina				1,738,986
	Australia (0.1%)
	Other Metals/Minerals (0.0%)
495	Murrin Holdings Property Ltd. (c ) (i)	9.375		08/31/07	49
	Property – Casualty Insurers (0.1%)
430	Mantis Reef Ltd. – 144A*	4.692		11/14/08	429,317
	Total Australia				429,366
	Belgium (0.4%)
	Cable/Satellite TV
1,595	Telenet Group Holding NV - 144A*	11.50†	†	06/15/14	1,204,225
	Brazil (2.4%)
	Government Obligations
1,320	Federal Republic of Brazil	4.25*	**	04/15/24	1,223,133
380	Federal Republic of Brazil	6.00		04/15/24	353,428
2,206	Federal Republic of Brazil	8.00		04/15/14	2,203,261
1,110	Federal Republic of Brazil	8.875		04/15/24	1,090,575
190	Federal Republic of Brazil	8.875		10/14/19	187,625
980	Federal Republic of Brazil	10.50		07/14/14	1,102,500
140	Federal Republic of Brazil	11.00		08/17/40	158,795
1,110	Federal Republic of Brazil	14.50		10/15/09	1,420,800
	Total Brazil				7,740,117
	Bulgaria (0.3%)
	Government Obligation
860	Federal Republic of Bulgaria	8.25		01/15/15	1,066,486
	Canada (2.2%)
	Aluminum (0.3%)
845	Novelis, Inc. – 144A*	7.25		02/15/15	821,762

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Broadcasting (0.3%)
$934	Canwest Media Inc. – 144A*	8.00%	09/15/12	$960,105
	Drugstore Chains (0.4%)
225	Jean Coutu Group (PJC) Inc. (The)	7.625	08/01/12	224,437
1,125	Jean Coutu Group (PJC) Inc. (The)	8.50	08/01/14	1,065,937
				1,290,374
	Forest Products (0.2%)
685	Tembec Industries Inc.	8.50	02/01/11	527,450
	Other Transportation (0.3%)
690	CHC Helicopter Corp.	7.375	05/01/14	676,200
375	CHC Helicopter Corp. – 144A*	7.375	05/01/14	367,500
				1,043,700
	Pulp & Paper (0.3%)
800	Abitibi-Consolidated Inc.	8.85	08/01/30	684,000
300	Bowater Canada Finance	7.95	11/15/11	298,500
				982,500
	Telecommunication Equipment (0.2%)
660	Nortel Networks Ltd.	6.125	02/15/06	664,950
	Wireless Telecommunications (0.2%)
330	Rogers Wireless Communications Inc.	7.50	03/15/15	340,312
250	Rogers Wireless Communications Inc. – 144A*	8.00	12/15/12	257,500
				597,812
	Total Canada			6,888,653
	Chile (0.2%)
	Oil & Gas Production
670	Empresa Nacional de Petroleo	6.75	11/15/12	739,582
	Colombia (0.4%)
	Government Obligations
482	Republic of Columbia	9.75	04/09/11	536,839
470	Republic of Columbia	11.75	02/25/20	573,400
80	Republic of Columbia	10.375	01/28/33	86,600
	Total Colombia			1,196,839

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Denmark (0.1%)
	Finance/Rental/Leasing
DKK 951	Realkredit Denmark	6.00%	10/01/29	$170,098
1	Unikredit Realkredit	5.00	07/01/29	92
	Total Denmark			170,190
	Ecuador (0.2%)
	Government Obligation
$910	Republic of Ecuador	8.00	08/15/30	732,550
	France (0.5%)
	Chemicals: Specialty (0.2%)
795	Rhodia SA	8.875	06/01/11	747,300
	Miscellaneous Manufacturing (0.1%)
125	CIE Generale de Geophysique SA – 144A*	7.50	05/15/15	125,937
	Telecommunications (0.2%)
480	France Telecom SA	8.75	03/01/31	651,817
	Total France			1,525,054
	Germany (0.6%)
	Cable/Satellite TV (0.2%)
745	Kabel Deutschland – 144A*	10.625	07/01/14	789,700
	Government Obligation (0.4%)
1,000	Aries Vermogensverwaltng	9.60	10/25/14	1,272,930
	Total Germany			2,062,630
	Ireland (0.2%)
	Investment Managers
780	JSG Funding PLC	9.625	10/01/12	776,100
	Israel (0.3%)
	Electrical Products
858	Ormat Funding Corp.	8.25	12/30/20	857,685
	Ivory Coast (0.0%)
	Government Obligation
560	Ivory Coast	2.00	03/29/18	100,800
	Japan (4.2%)
	Government Obligations
JPY 75,000	Japan (Government of)	0.10	12/20/05	715,018
357,000	Japan (Government of)	0.50	06/20/06	3,419,924

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
JPY 775,000	Japan (Government of)	0.50%	09/20/06	$7,431,279
214,500	Japan (Government of)	0.80	03/20/13	2,022,211
	Total Japan			13,588,432
	Luxembourg (0.2%)
	Telecommunications
$95	Telecom Italia Capital SpA	4.00	11/15/08	93,067
575	Telecom Italia Capital SpA – 144A**	4.00	01/15/10	556,038
	Total Luxembourg			649,105
	Malaysia (0.7%)
	Government Obligations
330	Malaysia	7.50	07/15/11	379,223
1,620	Malaysia	8.75	06/01/09	1,873,911
	Total Malaysia			2,253,134
	Mexico (2.5%)
	Government Obligations (1.9%)
470	United Mexican States Corp.	8.30	08/15/31	551,662
1,040	United Mexican States Corp.	8.125	12/30/19	1,220,440
1,590	United Mexican States Corp.	8.375	01/14/11	1,823,730
720	United Mexican States Corp.	10.375	02/17/09	853,560
1,065	United Mexican States Corp.	11.50	05/15/26	1,632,112
				6,081,504
	Oil & Gas Production (0.3%)
550	Petroleos Mexicanos Ser P (Issued 09/15/99)	9.50	09/15/27	684,475
410	Petroleos Mexicanos	8.625	12/01/23	475,395
				1,159,870
	Specialty Telecommunications (0.1%)
403	Satelites Mexicanos SA	10.125	11/01/04	211,575
	Telecommunications (0.2%)
500	Axtel SA (Mexico)	11.00	12/15/13	520,000
	Total Mexico			7,972,949
	Netherlands (0.1%)
	Telecommunications
170	Deutsche Telekom International Finance Corp.	8.75	06/15/30	228,483

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Nigeria (0.3%)
	Government Obligation
$1,000	Central Bank of Nigeria	6.25%	11/15/20	$957,500
	Panama (0.7%)
	Government Obligations
500	Republic of Panama	8.875	09/30/27	562,500
370	Republic of Panama	9.375	04/01/29	438,450
560	Republic of Panama	9.625	02/08/11	659,400
340	Republic of Panama	10.75	05/15/20	443,700
	Total Panama			2,104,050
	Peru (0.4%)
	Government Obligations
400	Republic of Peru	8.375	05/03/16	430,000
775	Republic of Peru	9.875	02/06/15	913,531
	Total Peru			1,343,531
	Philippines (0.7%)
	Government Obligations
1,670	Republic of Philippines	8.875	03/17/15	1,695,050
720	Republic of Philippines	9.50	02/02/30	707,400
	Total Philippines			2,402,450
	Qatar (0.2%)
	Government Obligation (0.1%)
300	State of Qatar	9.75	06/15/30	448,500
	Gas Distributors (0.1%)
325	Ras Laffan Liquid Natural Gas Co. Ltd. – 144A*	8.294	03/15/14	380,317
	Total Qatar			828,817
	Russia (2.2%)
	Government Obligations
870	Federal Republic of Russia	8.25	03/31/10	953,781
870	Federal Republic of Russia	5.00	03/31/30	925,854
2,100	Federal Republic of Russia	12.75	06/24/28	3,598,090
1,256	Federal Republic of Russia	11.00	07/24/18	1,800,632
	Total Russia			7,278,357

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tunisia (0.1%)
	Regional Banks
$230	Banque Centrale de Tunisie	7.375%	04/25/12	$261,625
	Turkey (1.1%)
	Government Obligations
500	Citigroup Inc. – 144A* +++ (Issued 09/17/04)	0.00	02/23/06	635,350
589	Citigroup Inc. – 144A* +++ (Issued 08/30/04)	0.00	02/23/06	765,582
350	Citigroup Inc. – 144A* +++ (Issued 09/27/04)	0.00	02/23/06	471,065
620	Republic of Turkey	11.00	01/14/13	745,550
735	Republic of Turkey	11.50	01/23/12	894,863
	Total Turkey			3,512,410
	United Kingdom (0.1%)
	Advertising/Marketing Services
360	WPP Finance Corp.	5.875	06/15/14	374,918
	Uruguay (0.2%)
	Government Obligation
670	Ukraine Government	6.365	08/05/09	719,413
	Venezuela (0.7%)
	Government Obligations
310	Republic of Venezuela	8.50	10/08/14	306,125
500	Republic of Venezuela	9.375	01/13/34	495,750
1,000	Republic of Venezuela	10.75	09/19/13	1,120,000
350	Republic of Venezuela	9.25	09/15/27	345,800
	Total Venezuela			2,267,675
	Total Foreign (Cost $79,632,532)			73,972,112
	United States (71.2%)
	Corporate Bonds (36.5%)
	Advertising/Marketing Services (0.0%)
165	Interpublic Group of Companies, Inc. (The)	5.40	11/15/09	160,638
	Aerospace & Defense (0.5%)
825	K&F Acquisition Inc. – 144A*	7.75	11/15/14	812,625
375	Northrop Grumman Corp.	4.079	11/16/06	374,998
70	Raytheon Co.	8.30	03/01/10	80,927
315	Systems 2001 Asset Trust LLC – 144A*	6.664	09/15/13	344,474
				1,613,024

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Air Freight/Couriers (0.1%)
$95	Fedex Corp.	2.65%		04/01/07	$92,370
185	Fedex Corp.	7.25		02/15/11	208,470
					300,840
	Airlines (0.2%)
117	America West Airlines, Inc. (Series 01-1)	7.10		04/02/21	127,194
398	Continental Airlines, Inc.	6.648		09/15/17	380,001
95	Southwest Airlines Co. (Series 01-1)	5.496		11/01/06	97,076
					604,271
	Apparel/Footwear (0.4%)
865	Levi Strauss & Co. – 144A*	7.73		04/01/12	800,125
335	Oxford Industries, Inc.	8.875		06/01/11	348,400
					1,148,525
	Apparel/Footwear Retail (0.1%)
425	Brown Shoe Co., Inc. – 144A*	8.75		05/01/12	432,437
	Auto Parts: O.E.M. (0.4%)
460	Delphi Corp.	6.55		06/15/06	432,400
795	TRW Automotive, Inc.	9.375		02/15/13	826,800
					1,259,200
	Broadcasting (0.1%)
328	Salem Communications Holdings Corp. (Series B)	9.00		07/01/11	349,320
	Building Products (0.7%)
175	Interface Inc.	7.30		04/01/08	173,250
910	Interface Inc.	9.50		02/01/14	914,550
875	Nortek Inc.	8.50		09/01/14	778,750
325	NTK Holdings Inc. – 144A*	10.75†	†	03/01/14	164,125
320	PLY Gem Industries, Inc.	9.00		02/15/12	278,400
					2,309,075
	Cable/Satellite TV (1.2%)
1,345	Charter Communications Holdings LLC	10.75		10/01/09	1,022,200
755	Comcast Cable Communications Inc.	6.75		01/30/11	829,685
145	Comcast Corp.	6.50		01/15/15	159,921
435	Cox Communications, Inc. – 144A*	4.625		01/15/10	429,004
730	Echostar DBS Corp.	6.375		10/01/11	724,525
400	Intelsat Bermuda Ltd. – 144A*	7.805		01/15/12	403,000
290	Renaissance Media Group LLC	10.00		04/15/08	294,712
					3,863,047

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Casino/Gaming (1.0%)
$6,500	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (c) (i)	13.50%	03/01/10	$0
915	Harrah's Operating Co., Inc.	7.875	12/15/05	937,875
765	Isle of Capri Casinos	7.00	03/01/14	745,875
1,630	MGM Mirage Inc.	6.00	10/01/09	1,615,737
3,904	Resort At Summerlin LP/Ras Co. (Series B) (a) (c) (i)	13.00	12/15/07	0
				3,299,487
	Chemicals: Agricultural (0.0%)
31	IMC Global Inc. (Series B)	10.875	06/01/08	35,495
	Chemicals: Major Diversified (0.4%)
315	Huntsman Advanced Materials Corp. – 144A*	11.00	07/15/10	360,675
651	Huntsman ICI Chemicals	10.125	07/01/09	678,668
145	ICI Wilmington Inc.	4.375	12/01/08	143,483
				1,182,826
	Chemicals: Specialty (1.7%)
1,020	Equistar Chemical Funding	10.125	09/01/08	1,127,100
105	Equistar Chemical Funding	10.625	05/01/11	117,600
265	FMC Corp.	10.25	11/01/09	294,150
500	Innophos Inc. – 144A*	8.875	08/15/14	520,000
350	ISP Chemco	10.25	07/01/11	380,625
680	ISP Holdings Inc. (Series B)	10.625	12/15/09	734,400
225	Koppers Industry Inc.	9.875	10/15/13	241,875
195	Millennium America, Inc.	7.00	11/15/06	199,388
781	Millennium America, Inc.	9.25	06/15/08	835,670
530	Nalco Co.	7.75	11/15/11	543,250
600	Nalco Co.	8.875	11/15/13	618,000
				5,612,058
	Coal (0.1%)
175	Foundation PA Coal Co.	7.25	08/01/14	180,688
	Construction Materials (0.2%)
625	RMCC Acquisition Co. – 144A*	9.50	11/01/12	603,125
	Consumer Sundries (0.1%)
415	Amscan Holdings, Inc.	8.75	05/01/14	388,025
	Containers/Packaging (1.4%)
300	Graham Packaging Company Inc. – 144A*	8.50	10/15/12	288,000
460	Graham Packaging Company Inc. – 144A*	9.875	10/15/14	441,600

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$875	Graphic Packaging International Corp.	9.50%		08/15/13	$875,000
1,775	Owens-Illinois Inc.	7.50		05/15/10	1,832,688
145	Pliant Corp. (Issued 04/10/02)	13.00		06/01/10	109,475
590	Pliant Corp. (Issued 08/29/00)	13.00		06/01/10	445,450
525	Sealed Air Corp. – 144A*	5.625		07/15/13	535,306
					4,527,519
	Drugstore Chains (0.2%)
49	CVS Corp. – 144A*	5.789		01/10/26	50,521
29	CVS Corp. – 144A*	6.204		10/10/25	31,314
460	Rite Aid Corp.	7.125		01/15/07	460,000
285	Rite Aid Corp.	8.125		05/01/10	279,300
					821,135
	Electric Utilities (3.4% )
36	AES Corp. (The)	8.875		02/15/11	38,970
53	AES Corp. (The)	9.375		09/15/10	58,035
750	AES Corp. (The) – 144A*	9.00		05/15/15	821,250
280	Allegheny Energy, Inc.	7.75		08/01/05	282,870
545	Arizona Public Service Co.	5.80		06/30/14	577,580
100	CC Funding Trust I	6.90		02/16/07	104,452
245	Cincinnati Gas & Electric Co.	5.70		09/15/12	258,092
495	CMS Energy Corp.	7.50		01/15/09	509,850
295	CMS Energy Corp.	8.50		04/15/11	317,125
660	Consolidated Natural Gas Co.	5.00		12/01/14	658,583
25	Consolidated Natural Gas Co. (Series A)	5.00		03/01/14	25,002
125	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	135,528
30	Detroit Edison Co. (The)	6.125		10/01/10	32,210
490	Detroit Edison Co. (The) – 144A*	4.80		02/15/15	485,143
355	Entergy Gulf States, Inc.	3.31*	**	12/01/09	356,119
185	Entergy Gulf States, Inc.	3.60		06/01/08	181,049
340	Exelon Corp.	6.75		05/01/11	373,649
100	IPALCO Enterprises, Inc.	8.625		11/14/11	114,500
825	Monongahela Power Co.	5.00		10/01/06	835,365
640	MSW Energy Holdings/Finance	7.375		09/01/10	640,000
140	MSW Energy Holdings/Finance	8.50		09/01/10	144,900
735	Nevada Power Co.	9.00		08/15/13	814,013
500	Ohio Edison Co.	5.45		05/01/15	509,721
105	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	102,069

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$790	PSEG Energy Holdings Inc.	8.625%	02/15/08	$833,450
1,095	Reliant Energy, Inc.	6.75	12/15/14	974,550
50	South Carolina Electric & Gas Co.	5.30	05/15/33	50,777
135	Southern California Edison Co.	5.00	01/15/14	136,911
55	Texas Eastern Transmission, LP	7.00	07/15/32	65,291
265	TNP Enterprises, Inc. (Series B)	10.25	04/01/10	280,238
195	Wisconsin Electric Power Co.	3.50	12/01/07	191,823
				10,909,115
	Electrical Products (0.1%)
105	Cooper Industries Inc.	5.25	07/01/07	107,220
175	Rayovac Corp. – 144A*	7.375	02/01/15	170,625
				277,845
	Electronic Components (0.1%)
300	Sanmina-SCI Corp. – 144A*	6.75	03/01/13	270,000
	Electronic Equipment/Instruments (0.2%)
585	Xerox Corp.	7.125	06/15/10	615,713
	Environmental Services (0.3%)
350	Allied Waste North America, Inc.	7.875	04/15/13	342,125
185	Allied Waste North America, Inc.	8.50	12/01/08	189,394
350	Allied Waste North America, Inc. (Series B)	8.875	04/01/08	361,375
				892,894
	Finance/Rental/Leasing (0.5%)
405	Ford Motor Credit Co.	7.25	10/25/11	374,809
540	Ford Motor Credit Co.	7.375	10/28/09	519,960
615	United Rentals NA, Inc.	6.50	02/15/12	588,863
				1,483,632
	Financial Conglomerates (0.4%)
30	Chase Manhattan Corp.	7.00	11/15/09	32,907
80	General Motors Acceptance Corp.	4.50	07/15/06	78,266
1,492	General Motors Acceptance Corp.	6.875	09/15/11	1,308,784
				1,419,957
	Food Retail (0.5%)
235	Albertson's Inc.	7.45	08/01/29	258,504
265	CA FM Lease Trust – 144A*	8.50	07/15/17	302,358
720	Delhaize America, Inc.	8.125	04/15/11	797,336
290	Safeway Inc.	7.25	02/01/31	321,061
				1,679,259

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Food: Major Diversified (0.2%)
$5	Dole Food Company, Inc.	8.875%		03/15/11	$5,325
65	Kraft Foods Inc.	5.25		06/01/07	66,278
505	Kraft Foods Inc.	5.625		11/01/11	530,427
					602,030
	Food: Meat/Fish/Dairy (1.0%)
420	Michael Foods Inc. (Series B)	8.00		11/15/13	432,600
920	Pilgrim's Pride Corp.	9.625		09/15/11	1,009,700
345	PPC Escrow Corp.	9.25		11/15/13	386,400
700	Smithfield Foods Inc.	7.00		08/01/11	719,250
715	Smithfield Foods Inc.	7.625		02/15/08	745,388
100	Smithfield Foods Inc. (Series B)	8.00		10/15/09	107,500
					3,400,838
	Forest Products (0.0%)
10	Weyerhaeuser Co.	6.00		08/01/06	10,263
28	Weyerhaeuser Co.	6.125		03/15/07	28,960
					39,223
	Gas Distributors (0.6%)
900	Dynegy Holdings, Inc.	6.875		04/01/11	749,250
595	Dynegy Holdings, Inc. – 144A*	9.875		07/15/10	603,925
425	Nisource Finance Corp.	3.43*	**	11/23/09	427,969
210	Sempra Energy	4.621		05/17/07	211,008
					1,992,152
	Home Building (0.4%)
440	Tech Olympic USA, Inc.	10.375		07/01/12	464,200
530	Tech Olympic USA, Inc. (Issued 02/03/03)	9.00		07/01/10	548,550
225	Tech Olympic USA, Inc. (Issued 11/27/02)	9.00		07/01/10	232,875
					1,245,625
	Home Furnishings (0.2%)
235	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	266,601
245	Tempur-Pedic Inc.	10.25		08/15/10	274,400
					541,001
	Hospital/Nursing Management (0.9%)
805	Columbia/HCA Healthcare Corp.	7.19		11/15/15	844,455
425	Community Health System Inc.	6.50		12/15/12	418,625

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$125	HCA, Inc.	7.58%		09/15/25	$127,310
550	Medcath Holdings Corp.	9.875		07/15/12	602,250
630	Tenet Healthcare Corp.	7.375		02/01/13	593,775
265	Tenet Healthcare Corp.	9.875		07/01/14	273,613
					2,860,028
	Hotels/Resorts/Cruiselines (0.2%)
380	Hyatt Equities LLC – 144A*	6.875		06/15/07	393,403
200	Marriott International, Inc. (Series E)	7.00		01/15/08	213,196
					606,599
	Household/Personal Care (0.2%)
290	Clorox Co. (The) – 144A*	3.125	***	12/14/07	290,557
255	Del Laboratories, Inc. – 144A*	8.00		02/01/12	242,250
					532,807
	Industrial Machinery (0.3%)
110	Flowserve Corp.	12.25		08/15/10	119,350
225	Goodman Global Holding Company, Inc. – 144A*	5.76		06/15/12	216,000
725	Goodman Global Holding Company, Inc. – 144A*	7.875		12/15/12	641,625
					976,975
	Industrial Specialties (0.8%)
1,180	Johnsondiversy, Inc.	9.625		05/15/12	1,203,600
775	Rayovac Corp.	8.50		10/01/13	800,188
430	UCAR Finance, Inc.	10.25		02/15/12	451,500
					2,455,288
	Insurance Brokers/Services (0.6%)
195	Farmers Exchange Capital – 144A*	7.05		07/15/28	206,621
780	Farmers Exchange Capital – 144A*	8.625		05/01/24	964,831
935	Marsh & McLennan Companies, Inc.	5.875		08/01/33	885,702
					2,057,154
	Investment Banks/Brokers (0.3%)
950	Refco Finance Holdings – 144A*	9.00		08/01/12	1,030,750
	Managed Health Care (0.4%)
910	Aetna, Inc.	7.875		03/01/11	1,050,448
60	Health Net, Inc.	9.875		04/15/11	72,405
100	WellPoint Health Networks Inc.	6.375		06/15/06	102,522
					1,225,375

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Media Conglomerates (0.4%)
$390	News America Holdings Inc.	7.30%		04/30/28	$448,771
80	News America Holdings, Inc.	7.75		02/01/24	95,041
280	News America Holdings, Inc.	8.875		04/26/23	365,389
75	News America Inc.	7.125		04/08/28	83,885
150	Time Warner, Inc.	6.625		05/15/29	163,585
260	Time Warner, Inc.	7.625		04/15/31	317,830
					1,474,501
	Medical Distributors (0.2%)
500	AmerisourceBergen Corp.	8.125		09/01/08	543,125
	Medical/Nursing Services (0.6%)
300	DaVita Inc. – 144A*	6.625		03/15/13	298,500
125	DaVita Inc. – 144A*	7.25		03/15/15	122,188
1,020	Fresenius Medical Care Capital Trust	7.875		06/15/11	1,088,850
150	Fresenius Medical Care Capital Trust II (Units)‡	7.875		02/01/08	156,375
135	National Nephrology Assoc. Inc. – 144A*	9.00		11/01/11	150,188
195	Team Health Inc.	9.00		04/01/12	195,000
					2,011,101
	Metal Fabrications (0.5%)
335	General Cable Corp.	9.50		11/15/10	356,775
410	Hexcel Corp. – 144A*	6.75		02/01/15	395,650
820	Trimas Corp.	9.875		06/15/12	811,800
					1,564,225
	Miscellaneous Commercial Services (0.9%)
1,182	Advanstar Communications, Inc.	10.294	***	08/15/08	1,244,055
500	Iron Mountain Inc.	7.75		01/15/15	480,000
815	Iron Mountain Inc.	8.625		04/01/13	821,113
165	Muzak LLC/Muzak Finance Corp.	10.00		02/15/09	139,425
455	Vertis Inc. – 144A*	13.50		12/07/09	298,025
					2,982,618
	Miscellaneous Manufacturing (0.4%)
1,590	Associated Materials Inc.	11.25†	†	03/01/14	1,081,200
375	Propex Fabrics Inc.	10.00		12/01/12	358,125
					1,439,325

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Motor Vehicles (0.6%)
$325	DaimlerChrysler North American Holdings Co.	7.30%		01/15/12	$348,576
1,945	General Motors Corp.	8.375		07/15/33	1,483,767
					1,832,343
	Movies/Entertainment (0.1%)
350	Marquee Inc. – 144A*	7.044	***	08/15/10	366,625
	Oil & Gas Pipelines (0.9%)
1,065	El Paso Production Holdings	7.75		06/01/13	1,078,313
480	Pacific Energy Partners/Finance	7.125		06/15/14	502,800
140	Southern Natural Gas	8.875		03/15/10	152,866
1,025	Williams Companies, Inc. (The)	7.875		09/01/21	1,107,000
					2,840,979
	Oil & Gas Production (2.0%)
910	Chesapeake Energy Corp.	7.50		09/15/13	964,600
870	Hilcorp Energy/Finance – 144A*	10.50		09/01/10	965,700
150	Kerr-McGee Corp.	7.875		09/15/31	151,159
162	Magnum Hunter Resources, Inc.	9.60		03/15/12	180,630
1,100	Pemex Project Funding Master Trust	9.125		10/13/10	1,278,750
570	Pemex Project Funding Master Trust	9.50		09/15/27	710,790
870	Pemex Project Funding Master Trust – 144A*	3.79		06/15/10	897,405
300	Plains E & P Corp.	7.125		06/15/14	313,500
1,000	Vintage Petroleum, Inc.	7.875		05/15/11	1,045,000
					6,507,534
	Oil Refining/Marketing (0.7%)
375	CITGO Petroleum Corp.	6.00		10/15/11	366,563
1,050	Husky Oil Ltd.	8.90		08/15/28	1,176,763
565	Tesoro Petroleum Corp.	9.625		04/01/12	627,150
					2,170,476
	Oilfield Services/Equipment (0.4%)
140	Hanover Compressor Co.	8.625		12/15/10	144,200
190	Hanover Compressor Co.	9.00		06/01/14	200,925
190	Hanover Equipment Trust 2001 A (Series A)	8.50		09/01/08	198,550
675	Hanover Equipment Trust 2001 B (Series B)	8.75		09/01/11	711,281
					1,254,956

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Other Transportation (0.3%)
$880	Laidlaw International Inc.	10.75%		06/15/11	$1,007,600
	Pharmaceuticals: Major (0.3%)
295	VWR International Inc.	6.875		04/15/12	283,200
365	VWR International Inc.	8.00		04/15/14	341,275
450	Warner Chilcott Corp. – 144A*	8.75		02/01/15	443,250
					1,067,725
	Publishing: Books/Magazines (0.9%)
374	Dex Media East/Finance	12.125		11/15/12	441,788
543	Dex Media West/Finance	9.875		08/15/13	605,445
200	Houghton Mifflin Co.	11.50†	†	10/15/13	134,000
775	Houghton Mifflin Co.	9.875		02/01/13	786,625
985	PRIMEDIA, Inc.	8.875		05/15/11	1,024,400
					2,992,258
	Pulp & Paper (0.8%)
595	Georgia-Pacific Corp.	8.875		02/01/10	663,425
500	Newpage Corp. PLC – 144A*	10.00		05/01/12	490,000
3,500	TJIWI Kimia FN Mauritius (c)	10.00		08/01/04	1,452,500
					2,605,925
	Railroads (0.4%)
100	Burlington North Santa Fe Railway Co.	4.575		01/15/21	98,980
240	CSX Corp.	2.75		02/15/06	237,755
240	CSX Corp.	9.00		08/15/06	254,113
160	Norfolk Southern Corp.	7.35		05/15/07	169,748
65	Union Pacific Corp.	6.625		02/01/08	68,718
100	Union Pacific Corp.	6.65		01/15/11	109,680
145	Union Pacific Corp. – 144A*	5.214		09/30/14	147,027
160	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	170,091
					1,256,112
	Real Estate Investment Trusts (0.1%)
28	HMH Properties, Inc. (Series B)	7.875		08/01/08	28,700
480	Host Marriott LP	7.125		11/01/13	488,400
					517,100
	Regional Banks (0.2%)
AUD 1,000	KFW International Inc.	6.25		07/15/05	780,921

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Specialty Stores (0.9%)
$715	Autonation, Inc.	9.00%		08/01/08	$781,138
560	General Nutrition Centers Inc.	8.50		12/01/10	431,200
750	Petro Stopping Centers LP/Petro Financial Corp.	9.00		02/15/12	750,000
1,060	Sonic Automotive, Inc.	8.625		08/15/13	1,054,700
					3,017,038
	Specialty Telecommunications (1.1%)
400	American Tower Corp.	7.125		10/15/12	399,000
470	American Tower Corp.	7.50		05/01/12	479,400
118	Panamsat Corp.	9.00		08/15/14	123,310
950	Panamsat Holding Corp. – 144A*	10.375	††	11/01/14	612,750
660	Qwest Communications International – 144A*	6.294	***	02/15/09	658,350
975	Qwest Services Corp. – 144A*	13.50		12/15/07	1,070,063
145	U.S. West Communications Corp.	5.625		11/15/08	142,463
					3,485,336
	Steel (0.5%)
665	Amsted Industries Inc. – 144A*	10.25		10/15/11	714,875
750	United States Steel Corp.	9.75		05/15/10	828,750
					1,543,625
	Telecommunications (0.5%)
180	AT&T Corp.	9.75		11/15/31	225,000
665	Exodus Communications, Inc. (a) (c ) (i)	11.625		07/15/10	0
955	Primus Telecommunication Group, Inc.	8.00		01/15/14	568,225
4,679	Rhythms Netconnections, Inc. (a) (c ) (i)	12.75		04/15/09	0
480	Sprint Capital Corp.	8.75		03/15/32	647,434
180	Valor Telecom Enterprise LLC – 144A*	7.75		02/15/15	173,250
					1,613,909
	Tobacco (0.2%)
85	Altria Group, Inc.	7.00		11/04/13	94,019
405	Altria Group, Inc.	7.75		01/15/27	476,764
					570,783
	Trucks/Construction/Farm Machinery (0.5%)
690	Caterpillar Financial Services Corp.	2.92*	**	08/20/07	691,185
621	Manitowoc Inc. (The)	10.50		08/01/12	693,968
230	NMHG Holding Co.	10.00		05/15/09	248,975
					1,634,128

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Wholesale Distributors (0.7%)
$775	Buhrmann US, Inc.	8.25%		07/01/14	$778,875
625	Nebraska Book Company, Inc.	8.625		03/15/12	596,875
825	Rockwood Specialties, Inc.	10.625		05/15/11	908,531
					2,284,281
	Wireless Telecommunications (1.0%)
260	AT&T Wireless Services, Inc.	8.75		03/01/31	355,659
765	MetroPCS, Inc.	10.75		10/01/11	895,050
385	Rural Cellular Corp.	7.51*	**	03/15/10	390,775
610	SBA Communications Corp.	9.75†	†	12/15/11	533,750
550	SBA Communications Corp. – 144A*	8.50		12/01/12	576,125
575	Ubiquitel Operating Co. – 144A*	9.875		03/01/11	625,313
					3,376,672
	Total Corporate Bonds (Cost $125,695,835)				118,546,216
	U.S. Government Agencies – Mortgage-Backed Securities (22.4%)
	Federal Home Loan Mortgage Corp. (6.7%)
10,600		6.00		**	10,881,563
48		6.50		02/01/29– 09/01/33	49,631
7,162		7.50		08/01/17– 05/01/33	7,695,678
1,501		8.00		09/01/24– 08/01/32	1,638,103
1,089		8.50		11/01/15– 07/01/31	1,187,824
357		9.00		06/01/30– 01/01/31	396,364
1		9.50		07/01/20	1,680
					21,850,843
	Federal National Mortgage Assoc. (14.9%)
4,671		6.00		04/01/13 01/01/19	4,844,378
8,055		6.50		05/01/28– 01/01/34	8,391,190
4,116		7.00		08/01/08– 01/01/34	4,350,334

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$16,643		7.50%	08/01/24– 08/01/34	$17,849,676
2,871		8.00	06/01/22– 08/01/31	3,135,156
8,772		8.50	10/01/09– 10/01/32	9,572,709
139		9.00	09/01/21– 03/01/31	154,205
				48,297,648
	Government National Mortgage Assoc. (0.7%)
1,526		7.50	05/15/17– 11/15/26	1,644,810
595		8.00	01/15/22– 05/15/30	645,387
138		8.50	08/15/22– 12/15/24	152,581
				2,442,778
	Government National Mortgage Assoc. II (0.1%)
192		7.50	07/20/25	205,615
	Total U.S. Government Agencies – Mortgage-Backed Securities (Cost $72,255,962)			72,796,884
	U.S. Government Agency & Obligations (5.4%)
595	Federal Home Loan Mortgage Corp. (0.2%)	5.125	11/07/13	596,980
	U. S. Treasury Bonds (1.0%)
505		6.375	08/15/27	627,897
2,000		8.125	08/15/21	2,817,110
				3,445,007
2,000	U. S. Treasury Note (0.6%)	4.25	08/15/13	2,016,720
	U. S. Treasury Strips (3.6%)
9,750		0.00	02/15/25	3,843,879
11,000		0.00	05/15/25	4,269,232
9,750		0.00	02/15/27	3,513,637
				11,626,748
	Total U.S. Government Agency & Obligations (Cost $17,146,318)			17,685,455

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	U.S. Government Agencies – Collateralized Mortgage Obligations (6.5%)
	Federal Home Loan Mortgage Corp. (5.0%)
$3,734		3.35%	06/15/29	$3,743,289
5,913		3.45	08/15/28– 07/15/31	5,945,056
2,122		3.60	06/15/23	2,126,969
2,919		5.50	06/15/16	2,930,326
1,489		6.00	07/15/30	1,511,001
				16,256,641
4,884	Federal National Mortgage Assoc. (1.5%)	3.20	03/25/17	4,898,902
	Total U.S. Government Agencies – Collateralized Mortgage Obligations (Cost $21,193,052)			21,155,543
	Asset Backed Securities (0.4%)
	Finance/Rental/Leasing
1,270	Targeted Return 144A* (Cost $1,299,781)	8.22	08/01/15	1,292,479
	Total United States (Cost $237,590,948)			231,476,577
	Total Government & Corporate Bonds (Cost $317,223,480)			305,448,689
	Convertible Bond (0.2%)
	Telecommunication Equipment
675	Nortel Networks Corp. (Canada) (Cost $647,276)	4.25	09/01/08	613,406

NUMBER OF SHARES
	Common Stocks (e) (0.3%)
	Aerospace & Defense (0.0%)
3,598	Orbital Sciences Corp. (d)	33,533
	Apparel/Footwear Retail (0.0%)
1,310,596	County Seat Stores Corp. (d) (i)	0
	Casino/Gaming (0.0%)
10,773	Fitzgeralds Gaming Corp.+ (i)	0
	Food: Specialty/Candy (0.0%)
2,423	SFAC New Holdings Inc. (d)++ (i)	0
445	SFAC New Holdings Inc. (d) (i)	0
198,750	Specialty Foods Acquisition Corp. – 144A* (i)	0
		0
	Medical/Nursing Services (0.0%)
512,862	Raintree Healthcare Corp. (d) (i)	0

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

NUMBER OF SHARES		VALUE
	Restaurants (0.1%)
37,319	American Restaurant Group Holdings, Inc. (d) (i)	$0
4,383	American Restaurant Group Holdings, Inc. (d) (i)	0
6,000	American Restaurant Group Holdings, Inc. – 144A* (i)	0
95,844	Catalina Restaurant Group (d) (i)	191,688
		191,688
	Specialty Telecommunications (0.0%)
12,688	Birch Telecom Inc. (d) (i)	127
133,935	PFB Telecom NV (Series B) (d) (i)	0
2,702	Viatel Holdings Bermuda Ltd. (d) (i)	541
		668
	Textiles (0.0%)
298,462	U.S. Leather, Inc. (d) (i)	0
	Wireless Telecommunications (0.2%)
15,266	NII Holdings, Inc. (Class B) (d)	764,369
677	USA Mobility, Inc. (d)	20,269
43,277	Vast Solutions, Inc. (Class B1) (d) (i)	0
43,277	Vast Solutions, Inc. (Class B2) (d) (i)	0
43,277	Vast Solutions, Inc. (Class B3) (d) (i)	0
		784,638
	Total Common Stocks (Cost $60,699,207)	1,010,527
	Convertible Preferred Stocks (e) (0.0%)
	Oil & Gas Production (0.0%)
5,000	XCL Ltd. (Units) ‡ – 144A*† (i)	0
989	XLC Ltd. – 144A*† (i)	0
		0
	Total Convertible Preferred Stocks ( Cost $1,000,778)	0
	Non-Convertible Preferred Stocks (0.4%)
	Broadcasting (0.0%)
17	Paxson Communications Corp.†	125,694
	Electric Utilities (0.3%)
929	TNP Enterprises, Inc. (Series D)†	1,028,868
	Restaurants (0.1%)
193	Catalina Restaurant Group (Units)‡ (i)	174,338
	Non-Convertible Preferred Stocks (Cost $1,339,821)	1,328,900

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

NUMBER OF WARRANTS		EXPIRATION DATE	VALUE
	Warrants (e) (0.0%)
	Casino/Gaming (0.0%)
68,000	Aladdin Gaming Enterprises, Inc. – 144A* (i)	03/01/10	$0
3,250	Resort At Summerlin LP – 144A* (i)	12/15/07	0
			0
	Electric Utilities (0.0%)
965	TNP Enterprises, Inc. – 144A*	04/01/11	29,915
	Restaurants (0.0%)
1,500	American Restaurant Group Holdings, Inc. – 144A* (i)	08/15/08	0
40,750	Catalina Restaurant Group (d) (i)	07/10/12	0
			0
	Total Warrants (Cost $29,677)		29,915

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (7.8%)
	U.S. Government Obligation (f) (0.1%)
$350	U.S. Treasury Bills (b) (Cost $347,938)	2.828%	07/14/05	347,998
	Repurchase Agreements (7.7%)
24,040	Joint repurchase agreement account (dated 04/29/05; proceeds $24,041,967) (g)	2.945	05/02/05	24,040,000
817	The Bank of New York (dated 04/29/05; proceeds $816,647) (h)	2.813	05/02/05	816,583
	Total Repurchase Agreements (Cost $24,856,583)			24,856,583
	Total Short-Term Investments (Cost $25,204,521)			25,204,581
	Total Investments (Cost $406,144,760) (j) (k)		102.7%	333,636,018

	Liabilities in Excess of Other Assets		(2.7)	(8,726,748)

	Net Assets		100.0%	$324,909,270

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

*	Resale is restricted to qualified institutional investors.
**	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and the maturity date will be determined upon settlement.
***	Floating rate security. Rate shown is the rate in effect at April 30, 2005.
‡	Consists of one or more class of securities traded together as a unit; bonds or preferred stock with attached warrants.
†	Payment-in-kind security.
††	Currently a zero coupon bond and will pay interest at the rate shown at a future date.
+	Resale is restricted; acquired (12/22/98) at a cost basis of $48,586.
++	Resale is restricted; acquired (06/10/99) at a cost basis of $24.
+++	Turkish currency index credit linked unsecure note.
(a)	Issuer in bankruptcy.
(b)	All or a portion of these securities have been physically segregated in connection with open futures contracts in the amount of $264,250.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-income producing securities.
(f)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(g)	Collateralized by federal agency and U.S. Treasury obligations.
(h)	Collateralized by Federal National Mortgage Association 6.00% due 10/01/34 valued at $832,915.
(i)	Securities with a total market value equal to $366,743 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(j)	Securities have been designated as collateral in an amount equal to $117,455,010 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.
(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,854,719 and the aggregate gross unrealized depreciation is $81,363,461, resulting in net unrealized depreciation of $72,508,742.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2005 (unaudited) continued

Futures Contracts Open at April 30, 2005:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
135	Short	US Treasury Note 2 Year, June 2005	$28,039,921	$30,708
570	Short	US Treasury Note 5 Year, June 2005	61,818,284	(173,567)
100	Short	US Treasury Note 10 Year, June 2005	11,142,188	98,313
50	Short	US Treasury Note 20 Year, June 2005	5,742,188	131,113
	Net unrealized appreciation			$86,567

Forward Foreign Currency Contracts Open at April 30, 2005:

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION
AUD	1,050,000	$817,677	05/23/05	$2,898
DKK	1,000,000	$172,937	06/21/05	6,919
Total unrealized appreciation				$9,817

Currency Abbreviations

AUD	Australian Dollar.
DKK	Danish Krone.
JPY	Japanese Yen.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statments

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $406,144,760)	$333,636,018
Unrealized appreciation on open forward foreign currency contracts	9,817
Cash	102,125
Receivable for:
Interest	3,952,661
Investments sold	1,862,339
Shares of beneficial interest sold	204,030
Variation margin receivable	141,875
Compensated forward foreign currency contracts	33,161
Prepaid expenses and other assets	97,455
Total Assets	340,039,481
Liabilities:
Payable for:
Investments purchased	14,262,990
Shares of beneficial interest redeemed	364,958
Distribution fee	192,885
Investment advisory fee	86,405
Administration fee	21,601
Accrued expenses and other payables	201,372
Total Liabilities	15,130,211
Net Assets	$324,909,270
Composition of Net Assets:
Paid-in-capital	$655,708,111
Net unrealized depreciation	(72,412,218)
Dividends in excess of net investment income	(1,284,671)
Accumulated net realized loss	(257,101,952)
Net Assets	$324,909,270
Class A Shares:
Net Assets	$121,904,293
Shares Outstanding (unlimited authorized, $.01 par value)	19,740,596
Net Asset Value Per Share	$6.18
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$6.45
Class B Shares:
Net Assets	$171,697,359
Shares Outstanding (unlimited authorized, $.01 par value)	27,763,798
Net Asset Value Per Share	$6.18
Class C Shares:
Net Assets	$16,022,051
Shares Outstanding (unlimited authorized, $.01 par value)	2,594,929
Net Asset Value Per Share	$6.17
Class D Shares:
Net Assets	$15,285,567
Shares Outstanding (unlimited authorized, $.01 par value)	2,466,181
Net Asset Value Per Share	$6.20

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statments continued

Statement of Operations

For the six months ended April 30, 2005 (unaudited)

Net Investment Income:
Income
Interest	$11,544,369
Dividends	147,909
Total Income	11,692,278
Expenses
Distribution fee (Class A shares)	23,180
Distribution fee (Class B shares)	1,186,698
Distribution fee (Class C shares)	72,367
Investment advisory fee	552,858
Transfer agent fees and expenses	233,737
Administration fee	138,214
Professional fees	72,128
Shareholder reports and notices	54,323
Custodian fees	43,634
Registration fees	27,312
Trustees' fees and expenses	8,220
Other	36,051
Total Expenses	2,448,722
Net Investment Income	9,243,556
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
Investments	1,508,157
Futures contracts	(5,822)
Foreign exchange transactions	4,911,230
Net Realized Gain	6,413,565
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(12,485,839)
Futures contracts	1,044,992
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	164,635
Net Depreciation	(11,276,212)
Net Loss	(4,862,647)
Net Increase	$4,380,909

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statments continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2005	FOR THE YEAR ENDED OCTOBER 31, 2004
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$9,243,556	$16,345,724
Net realized gain (loss)	6,413,565	(16,672,899)
Net change in unrealized depreciation	(11,276,212)	30,142,126
Net Increase	4,380,909	29,814,951
Dividends to Shareholders from Net Investment Income:
Class A shares	(1,276,524)	(2,668,181)
Class B shares	(11,596,945)	(26,206,205)
Class C shares	(695,037)	(1,336,679)
Class D shares	(735,450)	(1,767,190)
Total Dividends	(14,303,956)	(31,978,255)
Net decrease from transactions in shares of beneficial interest	(28,439,944)	(53,158,050)
Net Decrease	(38,362,991)	(55,321,354)
Net Assets:
Beginning of period	363,272,261	418,593,615
End of Period (Including accumulated net investment loss of $1,284,671 and accumulated undistributed net investment income of $3,775,729, respectively)	$324,909,270	$363,272,261

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2005 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Flexible Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund;

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2005 (unaudited) continued

(7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2005 (unaudited) continued

transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 0.85% of the average daily net assets of Class C.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2005 (unaudited) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $14,802,204 at April 30, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.14% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $179,594 and $1,916, respectively and received $26,670 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2005 aggregated $289,630,828 and $350,666,826, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $232,245,630 and $219,119,886, respectively. Included in the aforementioned are purchases of $2,562,155 with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At April 30, 2005, the Fund had transfer agent fees and expenses payable of $10,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended April 30, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,969. At April 30, 2005, the Fund had an accrued pension liability of $94,038 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2005 (unaudited) continued

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purpose of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may enter into interest rate futures contracts ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2005 (unaudited) continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2005		FOR THE YEAR ENDED OCTOBER 31, 2004
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	346,539	$2,020,474	1,866,841	$11,782,516
Conversion from Class B	15,399,449	95,476,586	—	—
Reinvestment of dividends	76,077	479,484	156,527	984,922
Redeemed	(1,173,036)	(7,421,325)	(1,972,835)	(12,453,828)
Net increase – Class A	14,649,029	90,555,219	50,533	313,610
CLASS B SHARES
Sold	1,788,532	11,339,755	5,180,244	32,798,359
Conversion to Class A	(15,399,449)	(95,476,586)	—	—
Reinvestment of dividends	814,795	5,146,960	1,817,409	11,449,205
Redeemed	(6,026,602)	(38,119,741)	(15,107,105)	(95,084,168)
Net decrease – Class B	(18,822,724)	(117,109,612)	(8,109,452)	(50,836,604)
CLASS C SHARES
Sold	211,318	1,340,567	692,323	4,394,647
Reinvestment of dividends	60,277	380,092	113,279	712,166
Redeemed	(366,556)	(2,301,198)	(669,830)	(4,220,025)
Net increase (decrease) – Class C	(94,961)	(580,539)	135,772	886,788
CLASS D SHARES
Sold	101,207	644,252	596,704	3,829,246
Reinvestment of dividends	88,244	558,331	203,878	1,286,543
Redeemed	(395,055)	(2,507,595)	(1,369,623)	(8,637,633)
Net decrease – Class D	(205,604)	(1,305,012)	(569,041)	(3,521,844)
Net decrease in Fund	(4,474,260)	$(28,439,944)	(8,492,188)	$(53,158,050)

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2005 (unaudited) continued

As of October 31, 2004, the Fund had a net capital loss carryforward of $264,098,672 of which $7,130,711 will expire on October 31, 2005, $7,532,322 will expire on October 31, 2006, $10,929,321 will expire on October 31, 2007, $18,698,270 will expire on October 31, 2008, $39,097,864 will expire on October 31, 2009, $58,593,426 will expire on October 31, 2010, $96,230,817 will expire on October 31, 2011 and $25,885,941 will expire on October 31, 2012 to offset future capital gains to the extent provided by regulations.

As of October 31, 2004, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities, mark-to-market of open futures and forward foreign currency exchange contracts, interest on bonds in default and capital loss deferrals on straddles.

8.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Flexible Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2005		FOR THE YEAR ENDED OCTOBER 31,
			2004	2003	2002	2001		2000
	(unaudited	)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.36		$6.38	$5.95	$6.10	$6.97		$8.16
Income (loss) from investment operations:
Net investment income‡	0.19		0.30	0.23	0.42	0.56		0.72
Net realized and unrealized gain (loss)	(0.18)		0.23	0.56	(0.18)	(0.88)		(1.23)
Total income (loss) from investment operations	0.01		0.53	0.79	0.24	(0.32)		(0.51)
Less dividends and distributions from:
Net investment income	(0.19)		(0.55)	(0.36)	(0.38)	(0.32)		(0.62)
Paid-in-capital	—		—	—	(0.01)	(0.23)		(0.06)
Total dividends and distributions	(0.19)		(0.55)	(0.36)	(0.39)	(0.55)		(0.68)
Net asset value, end of period	$6.18		$6.36	$6.38	$5.95	$6.10		$6.97
Total Return†	1.39	% (1)	8.64%	13.65%	4.25%	(4.62)%		(6.66)%
Ratios to Average Net Assets(3):
Expenses	0.82	% (2)	0.84%	0.84%	0.81%	0.76	%(4)	0.73%
Net investment income	5.95	% (2)	4.76%	3.71%	7.13%	8.78	%(4)	9.28%
Supplemental Data:
Net assets, end of period, in thousands	$121,904		$32,383	$32,166	$29,701	$29,769		$13,318
Portfolio turnover rate	85	% (1)	282%	309%	82%	110%		40%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were waived by the Investment Adviser, the expense and net investment income ratios would have been 0.78% and 8.76%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2005		FOR THE YEAR ENDED OCTOBER 31,
			2004	2003	2002	2001		2000
	(unaudited	)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.37		$6.39	$5.96	$6.10	$6.98		$8.16
Income (loss) from investment operations:
Net investment income‡	0.16		0.26	0.19	0.38	0.53		0.67
Net realized and unrealized gain (loss)	(0.18)		0.22	0.56	(0.17)	(0.90)		(1.22)
Total income (loss) from investment operations	(0.02)		0.48	0.75	0.21	(0.37)		(0.55)
Less dividends and distributions from:
Net investment income	(0.17)		(0.50)	(0.32)	(0.34)	(0.30)		(0.58)
Paid-in-capital	—		—	—	(0.01)	(0.21)		(0.05)
Total dividends and distributions	(0.17)		(0.50)	(0.32)	(0.35)	(0.51)		(0.63)
Net asset value, end of period	$6.18		$6.37	$6.39	$5.96	$6.10		$6.98
Total Return†	1.02	% (1)	7.91%	12.89%	3.73%	(5.37)%		(7.24)%
Ratios to Average Net Assets(3):
Expenses	1.53	% (2)	1.51%	1.50%	1.47%	1.41	%(4)	1.38%
Net investment income	5.24	% (2)	4.09%	3.06%	6.47%	8.13	%(4)	8.63%
Supplemental Data:
Net assets, end of period, in thousands	$171,697		$296,729	$349,392	$355,329	$454,883		$565,493
Portfolio turnover rate	85	% (1)	282%	309%	82%	110%		40%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were waived by the Investment Adviser, the expense and net investment income ratios would have been 1.43% and 8.11%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2005		FOR THE YEAR ENDED OCTOBER 31,
			2004	2003	2002	2001		2000
	(unaudited	)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.36		$6.38	$5.95	$6.09	$6.97		$8.15
Income (loss) from investment operations:
Net investment income‡	0.16		0.26	0.19	0.38	0.53		0.67
Net realized and unrealized gain (loss)	(0.18)		0.22	0.56	(0.17)	(0.90)		(1.22)
Total income (loss) from investment operations	(0.02)		0.48	0.75	0.21	(0.37)		(0.55)
Less dividends and distributions from:
Net investment income	(0.17)		(0.50)	(0.32)	(0.34)	(0.30)		(0.58)
Paid-in-capital	—		—	—	(0.01)	(0.21)		(0.05)
Total dividends and distributions	(0.17)		(0.50)	(0.32)	(0.35)	(0.51)		(0.63)
Net asset value, end of period	$6.17		$6.36	$6.38	$5.95	$6.09		$6.97
Total Return†	1.02	% (1)	7.93%	12.92%	3.74%	(5.38)%		(7.12)%
Ratios to Average Net Assets(3):
Expenses	1.53	% (2)	1.51%	1.50%	1.47%	1.35	%(4)	1.38%
Net investment income	5.24	% (2)	4.09%	3.06%	6.47%	8.19	%(4)	8.63%
Supplemental Data:
Net assets, end of period, in thousands	$16,022		$17,106	$16,293	$12,524	$12,754		$14,313
Portfolio turnover rate	85	% (1)	282%	309%	82%	110%		40%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were waived by the Investment Adviser, the expense and net investment income ratios would have been 1.37% and 8.17%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2005		FOR THE YEAR ENDED OCTOBER 31,
			2004	2003	2002	2001		2000
	(unaudited	)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.38		$6.40	$5.97	$6.11	$6.99		$8.15
Income (loss) from investment operations:
Net investment income‡	0.19		0.31	0.24	0.41	0.56		0.72
Net realized and unrealized gain (loss)	(0.18)		0.23	0.56	(0.15)	(0.87)		(1.19)
Total income (loss) from investment operations	0.01		0.54	0.80	0.26	(0.31)		(0.47)
Less dividends and distributions from:
Net investment income	(0.19)		(0.56)	(0.37)	(0.39)	(0.33)		(0.63)
Paid-in-capital	—		—	—	(0.01)	(0.24)		(0.06)
Total dividends and distributions	(0.19)		(0.56)	(0.37)	(0.40)	(0.57)		(0.69)
Net asset value, end of period	$6.20		$6.38	$6.40	$5.97	$6.11		$6.99
Total Return†	1.61	% (1)	8.81%	13.82%	4.61%	(4.56)%		(6.20)%
Ratios to Average Net Assets(3):
Expenses	0.68	% (2)	0.66%	0.65%	0.62%	0.56	%(4)	0.53%
Net investment income	6.09	% (2)	4.94%	3.91%	7.32%	8.98	%(4)	9.48%
Supplemental Data:
Net assets, end of period, in thousands	$15,286		$17,054	$20,743	$15,474	$7,049		$1,493
Portfolio turnover rate	85	% (1)	282%	309%	82%	110%		40%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were waived by the Investment Adviser, the expense and net investment income ratios would have been 0.58% and 8.96%, respectively.

See Notes to Financial Statements

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2005 Morgan Stanley

37937RPT-RA05-00453P-Y04/05	MORGAN STANLEY FUNDS
Morgan Stanley Flexible Income Trust Semiannual Report April 30, 2005

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 16, 2005

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Flexible Income
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 16, 2005

                                                 /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Flexible Income
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 16, 2005
                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 16, 2005                                /s/ Ronald E. Robison
                                                   ---------------------------
                                                   Ronald E. Robison
                                                   Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan
Stanley Flexible Income Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 16, 2005                                 /s/ Francis Smith
                                                    ----------------------
                                                    Francis Smith
                                                    Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan
Stanley Flexible Income Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       9